Note 16 - Stock-based Compensation - Summary Stock Option Activity (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Shares Outstanding, Beginning Balance (in shares)	290	310
Weighted Average Exercise Price, Outstanding, at Beginning Period (in dollars per share)	$ 77,533.16	$ 78,604.26
Shares Forfeited or Expired (in shares)	(3)	(20)
Weighted Average Exercise Price, Forfeited or Expired (in dollars per share)	$ 58,374.86	$ 94,208.28
Shares Outstanding, Ending Balance (in shares)	287	290
Weighted Average Exercise Price, Outstanding, at Ending Period (in dollars per share)	$ 77,742.72	$ 77,533.16
Weighted Average Remaining Contractual Life, Outstanding (Year)	7 years 4 months 24 days	7 years 10 months 24 days
Shares Vested and Exercisable (in shares)	142	145
Weighted Average Exercise Price, Vested and Exercisable (in dollars per share)	$ 155,795.47	$ 154,334.93
Weighted Average Remaining Contractual Life, Vested and Exercisable (Year)	6 years 8 months 12 days	7 years 1 month 6 days
Vested and expected to vest (in shares)	272	290
Weighted Average Exercise Price, Vested and Expected to Vest (in dollars per share)	$ 78,185.5	$ 77,533.16
Weighted Average Remaining Contractual Life, Vested and Expected to Vest (Year)	7 years 4 months 24 days	7 years 10 months 24 days